Schedule of issuance of shares upon conversion of notes and settlement of debts (Details) - USD ($)		12 Months Ended
	May 16, 2023	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Restricted Ordinary shares issued for settlements			49,769	102,287
Fair value of settlement shares			$ 1,713,587	$ 2,963,218
Debt settled on May 16, 2023			(1,265,587)	(2,317,606)
Loss on Debt Settlements			$ 448,000	$ 645,612
Settlement Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Restricted Ordinary shares issued for settlements				23,910
Share price as of settlement date				$ 28.80
Fair value of settlement shares				$ 688,608
Debt settled on May 16, 2023				(478,200)
Loss on Debt Settlements	$ 210,408			$ 210,408
Settlement Agreement 2 [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Restricted Ordinary shares issued for settlements				14,455
Share price as of settlement date				$ 28.80
Fair value of settlement shares				$ 416,304
Debt settled on May 16, 2023				(289,100)
Loss on Debt Settlements	127,204			$ 127,204
Tan 2023 Note [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Restricted Ordinary shares issued for settlements				35,000
Share price as of settlement date				$ 28.80
Fair value of settlement shares				$ 1,008,000
Debt settled on May 16, 2023				(700,000)
Loss on Debt Settlements				$ 308,000
Chen Settlement Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Restricted Ordinary shares issued for settlements				28,922
Share price as of settlement date				$ 29.40
Fair value of settlement shares	$ 850,306			$ 850,306
Debt settled on May 16, 2023				(850,306)
Loss on Debt Settlements
Executive Settlement Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Restricted Ordinary shares issued for settlements			14,769
Share price as of settlement date			$ 25.50
Fair value of settlement shares			$ 376,587
Debt settled on May 16, 2023			(376,587)
Loss on Debt Settlements
8i EPL Settlement Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Restricted Ordinary shares issued for settlements			35,000
Share price as of settlement date			$ 38.20
Fair value of settlement shares			$ 1,337,000
Debt settled on May 16, 2023			(889,000)
Loss on Debt Settlements			$ 448,000